Employee Benefit Plan, Description of Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2017
EBP, Description of Plan [Line Items]
Participant Contribution Limit	$ 23,500
Participant Catch-Up Contribution, Minimum Age	50 years
Participant Catch-Up Limit	$ 7,500
Participant Contribution, Pretax or Roth, Minimum Annual Contribution to Eligible Compensation, Percentage	1.00%
Participant Contribution, Pretax or Roth, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
Employer Contribution Vesting, Requisite Service Period	1 year
Employer Contribution, Annual Vesting Percentage After Requisite Service Period	100.00%	25.00%
Minimum Age for Withdrawals from Certain Contribution Accounts Prior to Termination or Retirement	59 years 6 months
Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Participant Loan, Basis Spread On Variable Rate	1.00%
Note Receivable From Participant, Vesting Restoration Period	5 years
Amendments, Maximum Increase to Company’s Liability	$ 40,000,000.0